PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of September 30, 2025 and December 31, 2024, the prepaid expenses and other current assets of the Company consisted of the following:

	September 30, 2025	December 31, 2024
Prepaid insurance	$186,671	$107,610
Prepaid other	124,463	152,894
Prepaid product development	59,106	—
Deferred offering costs	33,624	—
Prepaid value-added taxes	4,082	233,054
Total prepaid expenses and other current assets	$407,946	$493,558

NOTE 3. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2024 and 2023, the prepaid expenses and other current assets of the Company consisted of the following:

	December 31, 2024	December 31, 2023
Prepaid value-added taxes	$233,054	$243,429
Prepaid other	152,894	62,036
Prepaid insurance	107,610	149,559
Prepaid research and development	—	46,320
Deferred offering costs (see Note 8)	—	567,603
Franchise tax receivable	—	79,258
R&D tax incentive receivable	—	145,349
Total prepaid expenses and other current assets	$493,558	$1,293,554